Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Loans And Accounts Receivable At Fair Value Through Other Comprehensive Income
Schedule of gross carrying amount

	Stage1	Stage2	Stage3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019	63,745	4,949	-	68,694
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	1,428	(4,914)	-	(3,486)
Write-off	-	-	-	-
Foreign Exchange adjustments and others	993	(35)	-	958
At December 31, 2019	66,166	-	-	66,166

	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	88	18	-	106
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	65	(18)	-	47
Write-off	-	-	-	-
Foreign Exchange adjustments and others	(52)	-	-	(52)
At December 31, 2019	101	-	-	101

	Stage1	Stage2	Stage3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2018	107,998	-	-	107,998
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	(6,697)	6,697	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	(40,754)	(1,821)	-	(42,575)
Write-off	-	-	-	-
Foreign Exchange adjustments and others	3,198	73	-	3,271
At December 31, 2018	63,745	4,949	-	68,694

	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2018	97	-	-	97
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	(17)	26	-	9
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	8	(8)	-	-
Write-off	-	-	-	-
Foreign Exchange adjustments and others	-	-	-	-
At December 31, 2018	88	18	-	106

	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	88	18	-	106
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	65	(18)	-	47
Write-off	-	-	-	-
Foreign Exchange adjustments and others	(52)	-	-	(52)
At 31 December 2019	101	-	-	101